Leases - Schedule of Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Current	$ 137	$ 134	$ 112
Non-current	23	158	4
Total lease liabilities	$ 160	$ 292	$ 116